Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 15	$ 38
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	0	(1)	22
Dividend income recognized on equity securities	0	0	3
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0